Investment Strategy - XFUNDSTM 1-3 Month BOX ETF	Aug. 10, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) whose investment objective is to provide investment results that, before fees and expenses, equal or exceed the price and yield performance of an investment that tracks the 1-3 month sector of the United States Treasury Bill market. To do so, the principal investment strategy of the Fund will be to use a series of long and short exchange-listed options combinations called a box spread (“Box Spread”). In order to accomplish its investment goals, the Fund may use either standard exchange-listed options or FLexible EXchange® Options (“FLEX Options”) or a combination of both.

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” In the case of a “call option,” the purchaser has the right to buy the particular asset and the seller has the obligation to deliver the particular asset at the strike price. In the case of a “put option”, the purchaser has the right to sell the particular asset and the seller has the obligation to purchase the particular asset at the strike price.

By way of background, a Box Spread is the combination of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on an equity security or an equity index at the same expiration date. The synthetic long consists of buying a call option and selling a put option on the same security or index where the call option and put option share the same strike and expiration date (a “Synthetic Long”). When purchasing a Box Spread, the Synthetic Long will have a strike price that is less than the strike price for the Synthetic Short. The difference between the strike prices of the Synthetic Long and the Synthetic Short will determine the expiration value (or value at maturity) of the Box Spread. The synthetic short consists of buying a put option and selling a call option on the same security or index with the same expiration date as the synthetic long but using a different strike price (a “Synthetic Short”). When purchasing a Box Spread, the Synthetic Long will have a strike price that is less than the strike price for the Synthetic Short. The difference between the strike prices of the Synthetic Long and the Synthetic Short will determine the expiration value (or value at maturity) of the Box Spread.

An important feature of the Box Spread construction process is the elimination of risk tied to changes in the value of the Box Spread’s reference asset (typically an equity security or equity index) so long as the Box Spread is held to its expiration date. As displayed in the diagram below, a Box Spread’s return at its expiration date stays constant no matter how low or how high the value of the Box Spread’s reference asset moves. Once the Box Spread is initiated, its return from the initiation date of such Box Spread through its expiration date is fixed, but the value of the Box Spread may increase or decrease during that period due to changes in interest rates (or expectations of such changes) and the supply and demand in short-term credit markets, among other factors. The diagram below depicts the value of the Box Spread only at its expiration date and not at points in time prior to the expiration date.

The Fund anticipates buying, holding, and/or selling multiple Box Spreads, and consequently, the Fund’s anticipated return from Box Spreads will reflect all of its investment activity, as well as changes in market prices and expected interest rates, among other factors, and will vary over time. Because the Fund will generally hold multiple Box Spreads at any time, the Fund has no fixed return amount for any particular period of time, unlike a bond. Additionally, the value of the Fund is affected by factors including those affecting the value of Box Spreads and may increase or decrease over any period of time.

Buying (or selling) a Box Spread is similar to buying (or selling) a zero-coupon bond. A zero-coupon bond does not pay periodic coupons, but the bond trades at a discount to its face value. The maturity value of a zero-coupon bond is comparable to the difference in the strike prices of the Box Spread. The maturity date of a zero-coupon bond is comparable to the expiration date of the options comprising the Box Spread. When constructing a Box Spread, the strike price of the Synthetic Long will be at a lower strike price than the strike price of the Synthetic Short. When buying or selling a Box Spread, the buyer or seller generally expects the price of the Box Spread to be less than the difference in the strike prices of the Box Spread. A buyer or seller of a Box Spread will earn a profit or loss equal to the difference between the beginning price (price paid to buy or received if sold) and the ending price (expiration value or closing trade price). If the Fund holds the Box Spread until expiration, then its profit or loss will be determined by the difference between the price it paid to buy the Box Spread (or received in the case of selling the Box Spread) and the value of the Box Spread upon expiration.

As an example, a typical Box Spread could include the simultaneous purchase of a call option and sale of a put option (i.e., a Synthetic Long) with a strike of $1,000 on the S&P 500 Index (“SPX”) together with the sale of a call option and purchase of a put option (i.e., a Synthetic Short) with a strike of $2,000 on the SPX where all four of these options share the same expiration date. The expiration or maturity value would be the difference in the strikes or $1,000 in this case. The expected profit earned would equal the difference between the price paid for this Box Spread and its expiration value of $1,000 minus any transaction costs associated with the options trades. The effective yield on each Box Spread is determined by annualizing the profit over the price paid. The Fund will only purchase Box Spreads where the purchase price (after considering all costs to the Fund for entering such trade) is less than the expiration value.

The Adviser and/or Nicholas Wealth, LLC (the “Sub-Adviser” or “Nicholas Wealth”) may invest the Fund’s assets in a series of Box Spreads with various expiration dates. The quantity and expiration dates of the Box Spreads held by the Fund will be based on several factors, including the Fund’s asset size, the effective yield for various Box Spread expiration dates available in the marketplace, and Adviser’s and/or Sub-Adviser’s view of future interest rates. Based upon historical examples of Box Spreads actually traded in the marketplace, Adviser and Sub-Adviser expect that there will be market participants willing to sell Box Spreads to the Fund in sufficient quantities to satisfy the objective of the Fund.

The Fund generally invests its assets in a series of Box Spreads such that the weighted average maturity of the Box Spreads based upon expiration dates is less than 90 days. The Fund may sell Box Spreads with a longer or shorter period to expiration in an effort to gain exposure to the forward rate implied by the execution of longer and shorter dated Box Spreads. The Fund expects to trade some or all of the Box Spreads prior to their respective expiration dates, if Adviser and/or Sub-Adviser believes it is advantageous for the Fund to do so. Upon expiration or sale of any Box Spread, Adviser and/or Sub-Adviser may seek to purchase additional Box Spreads at an effective yield and expiration date that offers favorable risk and reward characteristics under current market conditions. The Fund may also invest in cash, cash equivalents, money market funds or treasury bills. The Fund’s strategy is expected to result in high portfolio turnover. The return that the Fund expects to earn from Box Spreads will fluctuate but remain consistent with the market rate for similar short-term interest rate sensitive securities as indicated by the Federal Funds Futures market.

When purchasing or selling a Box Spread, the Fund will use European-style options. European style options may not be terminated or assigned in advance of the option’s expiration date and may only be exercised on their expiration date. This ensures that none of the synthetic positions created using the Box Spread will be forcibly closed prior to the Box Spread’s maturity. The Fund expects to use options on broad-based diversified assets such as the SPDR® S&P 500® ETF Trust for substantially all of the Fund’s holdings. The Fund may purchase or sell Box Spreads using exchange-listed option contracts on an ETF other than the SPDR® S&P 500® ETF Trust or on an index or individual equity security when Adviser and/or Sub-Adviser has determined that doing so would provide the Fund with better risk and return or tax characteristics. The Fund may also utilize an exchange-listed options strategy using long shares of an individual equity security or ETF (in place of the Synthetic Long) together with a Synthetic Short created by purchasing a put option and selling a call option on that equity security or ETF with the same strike and expiration date. This individual equity security or ETF strategy will generally be purchased when such purchase is in the best interest of the Fund because it offers more favorable price or tax characteristics. The Fund’s collateral will typically be utilized to fully pay for the Box Spreads or other similar strategies as described above.

The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. In order to achieve its objective, the Fund will typically purchase a new Box Spread at the time (or shortly thereafter) any existing Box Spread expires or is sold or when Adviser and/or Sub-Adviser believes purchasing a new Box Spread would offer a favorable investment opportunity. The Fund may also sell or “roll” any Box Spread at any time. When rolling a Box Spread, the Fund enters into a trade where it simultaneously closes on each component of an existing Box Spread while opening a new Box Spread position. The Fund may also sell Box Spreads that utilize the same or different reference assets, strike prices, and expiration dates as Box Spreads owned by the Fund. When selling or rolling a Box Spread, the Fund may incur additional transaction costs than if it waited until such Box Spread expired.